PROPERTY, PLANT AND EQUIPMENT - Schedule of Cash-Generating Units (Details)	Dec. 31, 2024	Dec. 31, 2023
Cement, Masonry Cement and Lime
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	11.42%	15.45%
Concrete
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	11.42%	15.45%
Aggregates
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	11.42%	15.45%
Rail Services
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	12.33%	16.09%